Property and Equipment (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Property and equipment, gross	$ 1,651,906	$ 1,499,794
Less accumulated depreciation and amortization	(286,877)	(173,816)
Property and equipment, net	1,365,029	1,325,978
Machinery and Equipment [Member]
Property and equipment, gross	985,862	1,054,696
Furniture and Fixtures [Member]
Property and equipment, gross	1,850	1,850
Leasehold Improvements [Member]
Property and equipment, gross	228,875	109,499
Software and website development [Member]
Property and equipment, gross	113,120	101,320
Computer hardware and software [Member]
Property and equipment, gross	49,967	49,967
Boat molds [Member]
Property and equipment, gross	126,000	126,000
New model development [Member]
Property and equipment, gross	$ 146,232	$ 56,462